Derivative financial instruments (Details of derivative financial liabilities) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Details of derivative financial instruments [line items]
Derivative financial liabilities	¥ 545,292	¥ 210,664
Less: non-current portion	231,308	148,486	[1]
Current portion	313,984	62,178	[1]
Hedging instruments for cash flow hedge (fuel swap contracts) [member]
Details of derivative financial instruments [line items]
Derivative financial liabilities	357,088	11,794
Less: non-current portion	78,587	2,026
Hedging instruments for cash flow hedge (exchange forward contracts) [member]
Details of derivative financial instruments [line items]
Derivative financial liabilities	21,335	68,102
Less: non-current portion	4,384	21,745
Hedging instruments for cash flow hedge (interest rate swap contracts) [member]
Details of derivative financial instruments [line items]
Derivative financial liabilities	149,117	130,643
Less: non-current portion	144,999	124,715
Financial instruments at fair value through profit or loss (fuel swap contracts) [member]
Details of derivative financial instruments [line items]
Derivative financial liabilities	17,705	125
Less: non-current portion	3,338	0
Financial instruments at fair value through profit or loss (exchange forward swap contracts) [member]
Details of derivative financial instruments [line items]
Derivative financial liabilities	¥ 47	¥ 0

[1]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).